Quarterly Holdings Report
for

Fidelity® Magellan® Fund

December 31, 2020

MAG-QTLY-0221
1.811314.116

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 13.2%
Entertainment - 1.6%
Netflix, Inc. (a)	666,400	$360,342
Interactive Media & Services - 8.0%
Alphabet, Inc.:
Class A (a)	263,516	461,849
Class C (a)	264,854	463,992
Facebook, Inc. Class A (a)	2,353,900	642,991
Match Group, Inc. (a)	1,304,200	197,182
		1,766,014
Media - 3.6%
Cable One, Inc.	85,400	190,247
Charter Communications, Inc. Class A (a)	374,500	247,750
Comcast Corp. Class A	6,634,400	347,643
		785,640

TOTAL COMMUNICATION SERVICES		2,911,996

CONSUMER DISCRETIONARY - 11.3%
Hotels, Restaurants & Leisure - 0.7%
Hilton Worldwide Holdings, Inc.	1,364,544	151,819
Internet & Direct Marketing Retail - 5.3%
Amazon.com, Inc. (a)	361,020	1,175,817
Multiline Retail - 0.9%
Dollar General Corp.	974,612	204,961
Specialty Retail - 3.0%
Lowe's Companies, Inc.	1,709,500	274,392
The Home Depot, Inc.	1,412,354	375,149
		649,541
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. Class B	2,183,175	308,854

TOTAL CONSUMER DISCRETIONARY		2,490,992

CONSUMER STAPLES - 5.6%
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	754,600	284,318
Walmart, Inc.	2,160,318	311,410
		595,728
Household Products - 1.9%
Procter & Gamble Co.	3,008,400	418,589
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	864,576	230,141

TOTAL CONSUMER STAPLES		1,244,458

FINANCIALS - 6.2%
Capital Markets - 4.3%
Intercontinental Exchange, Inc.	2,034,899	234,604
Moody's Corp.	753,298	218,637
MSCI, Inc.	514,000	229,516
S&P Global, Inc.	772,070	253,803
		936,560
Insurance - 1.9%
Arthur J. Gallagher & Co.	1,632,394	201,943
Marsh & McLennan Companies, Inc.	1,882,835	220,292
		422,235

TOTAL FINANCIALS		1,358,795

HEALTH CARE - 8.7%
Health Care Equipment & Supplies - 3.5%
Danaher Corp.	1,226,131	272,373
Intuitive Surgical, Inc. (a)	312,500	255,656
Stryker Corp.	984,100	241,144
		769,173
Health Care Providers & Services - 1.9%
UnitedHealth Group, Inc.	1,193,517	418,543
Health Care Technology - 0.8%
Veeva Systems, Inc. Class A (a)	670,617	182,575
Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.	660,311	307,560
Pharmaceuticals - 1.1%
Zoetis, Inc. Class A	1,431,209	236,865

TOTAL HEALTH CARE		1,914,716

INDUSTRIALS - 9.0%
Aerospace & Defense - 0.7%
HEICO Corp. Class A	1,354,279	158,532
Commercial Services & Supplies - 0.8%
Waste Connection, Inc. (United States)	1,672,446	171,543
Electrical Equipment - 0.9%
AMETEK, Inc.	1,691,647	204,588
Industrial Conglomerates - 1.0%
Roper Technologies, Inc.	505,420	217,882
Professional Services - 4.3%
CoStar Group, Inc. (a)	178,100	164,614
Equifax, Inc.	1,006,381	194,071
IHS Markit Ltd.	2,241,464	201,351
TransUnion Holding Co., Inc.	1,865,765	185,121
Verisk Analytics, Inc.	988,147	205,129
		950,286
Road & Rail - 1.3%
Old Dominion Freight Lines, Inc.	31,881	6,223
Union Pacific Corp.	1,364,800	284,179
		290,402

TOTAL INDUSTRIALS		1,993,233

INFORMATION TECHNOLOGY - 35.1%
IT Services - 9.3%
Accenture PLC Class A	1,144,800	299,033
Black Knight, Inc. (a)	484,205	42,780
Fiserv, Inc. (a)	1,948,500	221,856
Global Payments, Inc.	1,078,053	232,234
MasterCard, Inc. Class A	1,148,822	410,061
PayPal Holdings, Inc. (a)	1,652,400	386,992
Visa, Inc. Class A	2,055,226	449,540
		2,042,496
Semiconductors & Semiconductor Equipment - 3.8%
KLA-Tencor Corp.	866,800	224,423
Lam Research Corp.	474,300	223,998
NVIDIA Corp.	761,500	397,655
		846,076
Software - 14.3%
Adobe, Inc. (a)	695,100	347,633
ANSYS, Inc. (a)	572,100	208,130
Autodesk, Inc. (a)	814,200	248,608
Cadence Design Systems, Inc. (a)	1,733,245	236,467
Intuit, Inc.	672,800	255,563
Microsoft Corp.	6,223,400	1,384,209
ServiceNow, Inc. (a)	475,898	261,949
Synopsys, Inc. (a)	859,300	222,765
		3,165,324
Technology Hardware, Storage & Peripherals - 7.7%
Apple, Inc.	12,739,852	1,690,448

TOTAL INFORMATION TECHNOLOGY		7,744,344

MATERIALS - 2.3%
Chemicals - 2.3%
Linde PLC	1,085,386	286,010
Sherwin-Williams Co.	307,051	225,655
		511,665
REAL ESTATE - 5.2%
Equity Real Estate Investment Trusts (REITs) - 5.1%
American Tower Corp.	1,160,599	260,508
Crown Castle International Corp.	1,404,102	223,519
Equinix, Inc.	313,700	224,038
Prologis (REIT), Inc.	2,304,843	229,701
SBA Communications Corp. Class A	704,900	198,873
		1,136,639
Real Estate Management & Development - 0.1%
Rialto Real Estate Fund LP (a)(b)(c)(d)(e)	500,000	19,554

TOTAL REAL ESTATE		1,156,193

UTILITIES - 2.2%
Electric Utilities - 1.3%
NextEra Energy, Inc.	3,790,924	292,470
Water Utilities - 0.9%
American Water Works Co., Inc.	1,271,034	195,066

TOTAL UTILITIES		487,536

TOTAL COMMON STOCKS
(Cost $11,830,337)		21,813,928

Convertible Preferred Stocks - 0.3%
INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
Bird Rides, Inc. Series C (a)(d)(e)	527,862	3,516
Malwarebytes Corp. Series B (a)(d)(e)	3,373,494	71,484
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $41,200)		75,000

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.11% (f)
(Cost $198,159)	198,119,590	198,159
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $12,069,696)		22,087,087
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,184)
NET ASSETS - 100%		$22,084,903

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $94,554,000 or 0.4% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Bird Rides, Inc. Series C	12/21/18	$6,200
Malwarebytes Corp. Series B	12/21/15	$35,000
Rialto Real Estate Fund LP	2/24/11	$50,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$183
Fidelity Securities Lending Cash Central Fund	304
Total	$487

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Rialto Real Estate Fund LP	$21,590	$--	$--	$1,441	$--	$(2,036)	$19,554
Total	$21,590	$--	$--	$1,441	$--	$(2,036)	$19,554

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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